Fees Summary	Oct. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,919,000.00
Previously Paid Amount	0.00
Total Fee Amount	514.95
Total Offset Amount	0.00
Net Fee	514.95
Narrative - Max Aggregate Offering Price	$ 5,919,000.00
Final Prospectus	true